Mar. 27, 2024
Treasury Securities Portfolio
Treasury Securities Portfolio

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 28, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2024

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Effective immediately, the below changes are made to each Fund's Prospectus. There are no changes to each Fund's investment objective or principal investment strategies in connection with the changes described below.

The section of each Prospectus titled "Fund Summary—Treasury Securities Portfolio—Principal Risks" is deleted in its entirety and replaced with the following.
Please retain this supplement for future reference.